Investment Income - Narrative (Details) - HKD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Crypto Asset, Activity [Line Items]
Option premium income	$ 8,139,300
Proceeds from call options		$ 3,841,500
Stable coins
Crypto Asset, Activity [Line Items]
Option premium income	$ 4,297,800